Expense Example, No Redemption - Calamos Bitcoin 80 Series Structured Alt Protection ETF — October - Calamos Bitcoin 80 Series Structured Alt Protection ETF - October	Oct. 07, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	$ 221